Note 10 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Debt [Table Text Block]
Term Loans		Original	December 31,	Movement in 2012		December 31,
Issue Date	Maturity Date	amount	2011	Additions	Repayments	2012
December 5, 2005	May 30, 2016	100,067,500	46,831,735	-	(6,409,852)	40,421,883
May 17, 2006	May 9, 2016	79,850,000	27,297,823	-	(4,797,823)	22,500,000
June 6, 2006	June 28, 2016	6,580,000	3,184,720	-	(473,760)	2,710,960
June 21, 2007	December 21, 2017	49,875,000	34,600,514	-	(3,755,500)	30,845,014
February 12, 2008	February 19, 2020	40,250,000	29,375,000	-	(2,500,000)	26,875,000
July 30, 2008	November 4, 2020	33,240,000	27,423,000	-	(1,939,000)	25,484,000
Octrober 9, 2008	October 9, 2020	29,437,000	24,285,502	-	(14,075,502)	10,210,000
January 30, 2009	July 20, 2016	45,000,000	40,750,000	-	(3,400,000)	37,350,000
February 18, 2009	July 5, 2014	32,200,000	26,130,423	-	(2,514,164)	23,616,259
February 19, 2009	July 14, 2019	29,250,000	23,850,000	-	(1,770,000)	22,080,000
June 25, 2009	July 2, 2014	26,700,000	19,589,464	-	(2,155,268)	17,434,196
February 1, 2011	September 1, 2018	49,400,000	47,750,000	-	(3,300,000)	44,450,000
March 1, 2011	June 20, 2020	43,250,000	-	43,250,000	(1,875,000)	41,375,000
Total			351,068,181	43,250,000	(48,965,869)	345,352,312
Current portion of long-term debt			33,166,887			35,787,544
Current portion of long-term debt associated with vessel held for sale			791,823			-
Long term debt			317,109,471			309,564,768

Schedule of Maturities of Long-term Debt [Table Text Block]
December 31,	Amount

2013	35,787,544
2014	67,499,135
2015	32,231,626
2016	76,293,507
2017	28,461,500
Thereafter	105,079,000
Total	345,352,312